INCOME TAXES - Schedule of deductible temporary differences (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	€ 79,570	€ 70,568
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	1,935	2,170
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	1,175	2,103
Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	11,850
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	45
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	1,523	2,888
Income tax losses - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	33,350	32,773
Capital tax losses - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	28,062	28,385
Income tax losses - United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	1,076	2,107
Income tax losses - Malta
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	142	€ 142
Income tax losses - USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	€ 412